CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Ordinary shares [Member]	Additional paid in capital [Member]	Accumulated other comprehensive income [Member]	Retained earnings [Member]	Treasury stock [Member]	Non-controlling interests [Member]
Balance at Dec. 31, 2012	$ 92,007	$ 1,983	$ 71,927	$ 11,984	$ 32,187	$ (30,054)	$ 3,980
Balance, shares at Dec. 31, 2012		23,476
Changes during period:
Net income	25,554				$ 23,762		1,792
Other comprehensive income (loss)	(3,172)			$ (3,376)			204
Acquisition of non-controlling interests	(500)		$ (377)				(123)
Dividend paid to non-controlling interests	(1,286)						$ (1,286)
Dividend paid	(13,502)				$ (13,502)
Dividend declared	(3,616)				(3,616)
Balance at Dec. 31, 2013	95,485	$ 1,983	$ 71,550	$ 8,608	38,831	$ (30,054)	$ 4,567
Balance, shares at Dec. 31, 2013		23,476
Changes during period:
Net income	32,907				$ 30,429		2,478
Other comprehensive income (loss)	(11,052)			$ (10,458)			(594)
Dividend paid to non-controlling interests	(2,564)						$ (2,564)
Dividend paid	(15,697)				$ (15,697)
Dividend declared	(4,496)				(4,496)
Balance at Dec. 31, 2014	94,583	$ 1,983	$ 71,550	$ (1,850)	49,067	$ (30,054)	$ 3,887
Balance, shares at Dec. 31, 2014		23,476
Changes during period:
Net income	26,572				$ 24,971		1,601
Other comprehensive income (loss)	(15,806)			$ (15,670)			(136)
Dividend paid to non-controlling interests	(1,229)						$ (1,229)
Dividend paid	(13,171)				$ (13,171)
Dividend declared	(3,128)				(3,128)
Balance at Dec. 31, 2015	$ 87,821	$ 1,983	$ 71,550	$ (17,520)	$ 57,739	$ (30,054)	$ 4,123
Balance, shares at Dec. 31, 2015		23,476